SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Class of Warrant or Right [Line Items]
Number of warrants		274,276	279,746
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of warrants	4,393	6,185
Exercise price	$ 97.20	$ 94.61
Expiry date	Nov. 04, 2023	Nov. 04, 2023
Issuance date	Nov. 04, 2021
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants	149,447	216,008
Exercise price	$ 50.40	$ 50.40
Expiry date	Mar. 29, 2027	Mar. 29, 2027
Issuance date	Mar. 29, 2022
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants	73,823	52,083
Exercise price	$ 18.00	$ 35.04
Expiry date	Jun. 30, 2028	Oct. 01, 2031
Issuance date	Jun. 30, 2023
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants	52,083
Exercise price	$ 36.00
Expiry date	Sep. 30, 2031
Issuance date	Sep. 30, 2021